Goodwill and Other Intangible Assets, Net (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Cost		$ 3,372	$ 3,120
Accumulated amortization		3,177	3,113
Amortized cost		$ 195	7
Brand name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period		4 years 1 month 6 days
Cost		$ 670	670
Accumulated amortization		$ 670	663
Customer list [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period		2 years 6 months
Cost		$ 2,450	2,450
Accumulated amortization		$ 2,450	2,450
Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period		3 years
Cost	[1]	$ 111
Accumulated amortization		$ 37
Customer relationship [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period		7 years
Cost	[1]	$ 141
Accumulated amortization		$ 20

[1]	See Note 3.